Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net premiums written	$ 475,352	$ 345,608	$ 292,707
Premiums retained by agents	298,445	220,143	178,265
Lennar | Affiliated Entity
Net premiums written	114,212	88,609	73,070
Premiums retained by agents	$ 92,466	$ 71,229	$ 59,933